CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 156,108	$ 24,497	¥ 639,932
Restricted cash	14,211	2,230	85,826
Accounts receivable, net	10,482	1,645	99,228
Inventories	2,995,460	470,052	3,289,804
Advances to suppliers	351,475	55,154	400,186
Prepayments and other current assets, net	600,416	94,218	492,927
Total current assets	4,128,152	647,796	5,007,903
Non-current assets
Property and equipment, net	41,319	6,484	73,027
Restricted cash	597	94	3,846
Investments in equity investees	28,477	4,469	57,189
Deferred tax assets	242,211	38,007	82,896
Goodwill	807	127	807
Operating lease right-of-use assets	20,809	3,265	105,938
Other non-current assets	8,506	1,335	10,817
Total non-current assets	342,726	53,781	334,520
Total assets	4,470,878	701,577	5,342,423
Current liabilities
Short-term borrowings and current portion of long-term borrowings	32,941	5,169	191,289
Accounts payable	409,519	64,262	348,154
Amounts due to related parties			62
Advances from customers	197,076	30,926	96,134
Income tax payable	38,337	6,016	77,361
Accrued expenses and other current liabilities	623,475	97,836	742,365
Deferred revenue	20,186	3,168	221,704
Operating lease liabilities	13,721	2,153	40,204
Total current liabilities	1,335,255	209,530	1,717,273
Non-current liabilities
Long-term borrowings	1,348,046	211,538	1,128,004
Operating lease liabilities	7,946	1,247	70,427
Long-term liabilities			109,493
Total non-current liabilities	1,355,992	212,785	1,307,924
Total liabilities	2,691,247	422,315	3,025,197
Commitments and contingencies (Note 26)
Mezzanine Equity
Redeemable non-controlling interest	10,300	1,616	10,010
Total mezzanine equity	10,300	1,616	10,010
Shareholders' Equity
Treasury shares (517,454 Class A ordinary shares as of December 31, 2020 and 2021, at cost)	(71,018)	(11,144)	(71,018)
Additional paid-in capital	3,558,821	558,457	3,560,008
Accumulated losses	(1,772,189)	(278,096)	(1,206,436)
Accumulated other comprehensive income	64,739	10,159	35,923
Total equity attributable to ordinary shareholders	1,780,592	279,413	2,318,716
Non-redeemable non-controlling interest	(11,261)	(1,767)	(11,500)
Total Shareholders' Equity	1,769,331	277,646	2,307,216
Total liabilities, mezzanine equity and shareholders' equity	4,470,878	701,577	5,342,423
Class A ordinary shares
Shareholders' Equity
Ordinary shares	198	31	198
Class B ordinary shares
Shareholders' Equity
Ordinary shares	¥ 41	$ 6	¥ 41